Loans and borrowings (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	₨ 3,800	₨ 3,800
Obligations under leases	2,282	2,963
Borrowings	6,082	6,763
Less than 1 year
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,800	0
Obligations under leases	1,004	1,017
Borrowings	4,804	1,017
1-2 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	3,800
Obligations under leases	992	868
Borrowings	992	4,668
2-3 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	242	809
Borrowings	242	809
3-4 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	38	155
Borrowings	38	155
4-5 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	6	65
Borrowings	6	65
Thereafter
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	0	49
Borrowings	₨ 0	₨ 49